BUSINESS COMBINATION - Acquisitions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016 CNY (¥)	Apr. 30, 2015 CNY (¥) director	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 29, 2017 CNY (¥)	Dec. 28, 2017	Aug. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 23, 2016	Dec. 05, 2016 CNY (¥)	Sep. 09, 2016 CNY (¥)	Aug. 08, 2016	Jul. 05, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)	Jan. 01, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
BUSINESS COMBINATION
Total equity	¥ 55,786,808		$ 10,069,299		¥ 55,786,808	¥ 51,988,916	¥ 65,513,879				¥ 55,786,808						¥ 51,988,916	¥ 41,419,623
Assets
Intangible assets							0
Liabilities
Cash consideration paid			$ 27,181	¥ 176,848	2,456,512	30,000
Ningxia Energy
BUSINESS COMBINATION
Number of directors can appoint | director		4
High-Purity Aluminum and Light Metal
Assets
Property, plant and equipment						76,611													¥ 87,609
Intangible assets						1,347													2,139
Inventories						146,224													101,898
Other current assets						13													11,808
Trade and notes receivables						47,729													19,959
Liabilities
Trade and notes payables						43,597													2,911
Other payables and accrued expenses						137,539													3,791
Interest bearing loans and borrowings						65,000													191,707
Net assets						25,788													¥ 25,004
Difference recognized in equity						11,874
Cash consideration						37,662
Total purchase consideration						37,662
Cash consideration paid					7,600	30,000
Bayer aluminum production line
Assets
Property, plant and equipment						328,354											328,354
Liabilities
Other payables and accrued expenses						1,488											1,488
Net assets						326,866											326,866
Difference recognized in equity																	11,418
Cash consideration																	161,962
Carrying values of assets disposed of																	176,322
Total purchase consideration																	¥ 338,284
Pseudoboehmite and activated silicon powder production lines
Assets
Property, plant and equipment						29,966										¥ 28,860
Liabilities
Other payables and accrued expenses						2,503
Net assets						27,463										28,860
Difference recognized in equity																14,201
Cash consideration																43,061
Total purchase consideration																¥ 43,061
Chinalco Shanghai
BUSINESS COMBINATION
Equity interest acquired (as a percent)															60.00%
Assets
Property, plant and equipment						414,766								¥ 494,725
Land use rights						742,771								731,967
Inventories						22								15
Other current assets						916								1,425
Restricted cash and time deposits						51,500								70,500
Cash and cash equivalents						1,156								2,164
Liabilities
Trade and notes payables						147								29
Other payables and accrued expenses						1,598								1,951
Interest bearing loans and borrowings						241,118								330,549
Net assets						968,268								968,267
Non-controlling interests														387,307
Net assets acquired														580,960
Difference recognized in equity														1,532,801
Cash consideration														2,113,761
Total purchase consideration														¥ 2,113,761
Xinghua Technology
BUSINESS COMBINATION
Equity interest acquired (as a percent)												66.00%
Assets
Property, plant and equipment	1,134,185				1,134,185	978,596
Land use rights	8,339				8,339
Inventories	170,986				170,986	164,262
Other current assets	86,283				86,283	89,626
Trade and notes receivables	5,471				5,471	2,423
Other non-current assets	8,334				8,334	1,474
Restricted cash and time deposits	184,060				184,060	15,000
Cash and cash equivalents	19,828				19,828	1,910
Liabilities
Trade and notes payables	484,755				484,755	230,235
Other payables and accrued expenses	398,239				398,239	329,184
Interest bearing loans and borrowings (non-current)	14,909				14,909	34,086
Other non-current liabilities	43,921				43,921	47,900
Interest bearing loans and borrowings (current)	354,181				354,181	338,393
Income tax payable	9,919				9,919
Net assets	311,562				311,562	¥ 273,493
Non-controlling interests	105,931				105,931
Net assets acquired	205,631				205,631
Difference recognized in equity	309,890				309,890
Cash consideration	515,521				515,521
Total purchase consideration	515,521				515,521
Cash consideration paid	335,090
Consideration paid by way of transfer of notes receivables							61,000
Consideration unpaid							121,000
Xinghua Technology | Shanxi Aluminum Plant
BUSINESS COMBINATION
Equity interest acquired (as a percent)													33.00%
Liabilities
Total purchase consideration													¥ 257,760
Xinghua Technology | Shandong Aluminum
BUSINESS COMBINATION
Equity interest acquired (as a percent)													33.00%
Liabilities
Total purchase consideration													¥ 257,760
Qingdao Light Metal
BUSINESS COMBINATION
Equity interest acquired (as a percent)									100.00%
Assets
Investment properties	10,742				10,742			¥ 10,425
Property, plant and equipment	290,579				290,579			278,309
Land use rights	20,722				20,722			20,195
Inventories	29,446				29,446			49,489
Other current assets	2,934				2,934			3,978
Trade and notes receivables	29,748				29,748			98,957
Cash and cash equivalents	5,688				5,688			10,924
Liabilities
Trade and notes payables	64,900				64,900			97,681
Other payables and accrued expenses	10,641				10,641			66,042
Interest bearing loans and borrowings	167,000				167,000			167,000
Net assets	147,318				147,318			141,554
Other equity instruments	138,670				138,670			138,670
Net assets acquired	8,648				8,648			2,884
Difference recognized in equity								158,848
Total purchase consideration								¥ 161,732
Shanxi Aluminum Sewage Treatment Plant
Assets
Property, plant and equipment	52,001				52,001		48,995
Liabilities
Net assets	¥ 52,001				¥ 52,001		48,995
Difference recognized in equity							1,063
Total purchase consideration							¥ 50,058
Yinxing Power
BUSINESS COMBINATION
Equity interest acquired (as a percent)										51.00%
Total equity		¥ 800,000
Number of directors in board | director		7
Assets
Property, plant and equipment										¥ 3,594,970
Intangible assets										188
Land use rights										31,833
Inventories										35,349
Other current assets										312,840
Trade and notes receivables										162,093
Cash and cash equivalents										255,152
Liabilities
Trade and notes payables										800,438
Other payables and accrued expenses										186,782
Interest bearing loans and borrowings										2,514,800
Net assets										849,699
Non-controlling interests										416,353
Net assets acquired										433,346
The book value of the investment in 51% equity of Yinxing Power on the merger date										¥ 315,706
Yinxing Power | Ningxia Energy
BUSINESS COMBINATION
Equity interest acquired (as a percent)		51.00%
Yinxing Power | Zhejiang Power
BUSINESS COMBINATION
Equity interest acquired (as a percent)		49.00%